CONTINGENT LIABILITIES—TAIWAN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Megasys [Member]
Financial exposure event of failure to provide after- project services in the future	$ 61,435	$ 0